Summary of Changes in Long Term Borrowings (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of long term debt [Line Items]
Beginning balance	$ 812,469	$ 917,678
Changes from financing cash flows:
Proceeds From Senior Credit Facility	148,780	27,978
Repayment of unsecured senior notes	(222,329)	(155,682)
Repayment of Senior Credit Facility	(27,110)	(10,981)
Repayment of Real Estate Credit Facility		(37,656)
Payment of debt issue costs	(717)
Amortization of debt issue costs	3,028	3,090
Reclassification of loan commitment fees		(1,594)
Foreign exchange	(34,830)	69,636
Current	0
Long-term	679,291	812,469
Ending balance	679,291	812,469
Senior Credit Facility [Member]
Disclosure of long term debt [Line Items]
Beginning balance	17,252
Changes from financing cash flows:
Proceeds From Senior Credit Facility	148,780	27,978
Repayment of Senior Credit Facility	(27,110)	(10,981)
Foreign exchange	(1,113)	255
Long-term	137,809	17,252
Ending balance	137,809	17,252
Unsecured Senior Notes [Member]
Disclosure of long term debt [Line Items]
Beginning balance	805,090	892,000
Changes from financing cash flows:
Repayment of unsecured senior notes	(222,329)	(155,682)
Foreign exchange	(33,717)	68,772
Long-term	549,044	805,090
Ending balance	549,044	805,090
Canadian Real Estate Credit Facility [Member]
Disclosure of long term debt [Line Items]
Beginning balance		25,933
Changes from financing cash flows:
Repayment of Real Estate Credit Facility		(25,933)
U.S. Real Estate Credit Facility [Member]
Disclosure of long term debt [Line Items]
Beginning balance		11,114
Changes from financing cash flows:
Repayment of Real Estate Credit Facility		(11,723)
Foreign exchange		609
Debt Issue Costs and Original Issue Discount [Member]
Disclosure of long term debt [Line Items]
Beginning balance	(9,873)	(11,369)
Changes from financing cash flows:
Amortization of debt issue costs	3,028	3,090
Reclassification of loan commitment fees		(1,594)
Foreign exchange	0
Long-term	(7,562)	(9,873)
Ending balance	$ (7,562)	$ (9,873)